FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value of financial liabilities on a recurring basis

The following table presents the estimated fair value of financial liabilities measured at estimated fair value on a recurring basis included in the Company’s financial statements as of December 31, 2015 and 2014:

		Level 1	Level 2	Level 3
	Total carrying value	Quoted market prices in active markets	Internal Models with significant observable market parameters	Internal models with significant unobservable market parameters
Derivative liabilities - December 31, 2015	$6,199,021	$-	$-	$6,199,021
Derivative liabilities - December 31, 2014	$1,569,522	$-	$-	$1,569,522

Changes in recurring fair value measurements included in net loss

The following table presents the changes in recurring fair value measurements included in net loss for the years ended December 31, 2015 and 2014:

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss For the Year Ended December 31, 2015
	Other Income	Other Expense	Total
Derivative liabilities - December 31, 2015	$1,262,329	$-	$1,262,329
Derivative liabilities - December 31, 2014	$621,159	$-	$621,159

Summary of changes in the fair value of our Level 3 financial liabilities

The table below sets forth a summary of changes in the fair value of our Level 3 financial liabilities for the year ended December 31, 2015:

	December 31, 2014	Recorded new Derivative Liabilities	Reclassification of Derivative Liabilities	Change in Estimated Fair Value Recognized in Results of Operations	December 31, 2015
Derivative liabilities	$1,569,522	$5,891,828	$-	$(1,262,329)	$6,199,021

The table below sets forth a summary of changes in the fair value of our Level 3 financial liabilities for the year ended December 31, 2014:

	December 31, 2013	Recorded new Derivative Liabilities	Reclassification of Derivative Liabilities	Change in Estimated Fair Value Recognized in Results of Operations	December 31, 2014
Derivative liabilities	$1,619,021	$616,411	$(44,751)	$(621,159)	$1,569,522